Cover Page                                                                497(e)
                                                                        33-58950
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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 20, 2002, TO THE MAY 1, 2002 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

MOMENTUM
MOMENTUM PLUS
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1. Combination of certain variable investment options: The following is added as a new section under "More Information" in each prospectus:

     o    Combination of certain variable investment options:

     On or about November 8, 2002, subject to any necessary approvals, the following combinations will occur:


--------------------------------------------------------------------------------
REPLACED OPTION                SURVIVING OPTION
--------------------------------------------------------------------------------
EQ/Alliance Growth Investors   EQ/Balanced
EQ/Alliance Global             EQ/Alliance International
EQ/Evergreen Omega             EQ/Marsico Focus
EQ/MFS Research                EQ/Capital Guardian Research
--------------------------------------------------------------------------------

     Interests in the EQ/Balanced, EQ/Alliance International, EQ/Marsico Focus and EQ/Capital Guardian Research options, (the "surviving options") will replace interests in the EQ/Alliance Growth Investors, EQ/Alliance Global, EQ/Evergreen Omega and EQ/MFS Research investment options, respectively (the "replaced options"). We will move the assets from each replaced option into the applicable surviving option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.

     o APPLICABLE TO MOMENTUM CONTRACTS ONLY: At the time of the combination of variable investment options, the limitation on total Separate Account A annual expenses (not including the Trusts' fees and other expenses) for the EQ/Balanced option will be 1.34% instead of 1.49%. At that time, all references in the prospectus to this limitation will change accordingly.

2.   Portfolio name change:

     Effective on or about November 8, 2002, the name of the "EQ/Alliance Money Market" portfolio and corresponding option is changed to "EQ/Money Market." At that time, all references in the prospectuses are changed accordingly.

3. The following is added as a new section under "Tax Information" in each prospectus:

     Tax Changes

     On January 1, 2003, regulations will become effective that govern Required Minimum Distributions from certain tax qualified plans and arrangements including those under Code Sections 401and 457(b), TSAs and other Code
     Section 403(b) arrangements, and Code Section 408 individual retirement arrangements. Part of the new regulation provides that Required Minimum Distribution payments be calculated using not only your annuity contract value, but also the actuarial value of any other contractual benefits, such as minimum survivor benefits. This requirement does not apply to contracts that are irrevocably annuitized. We and other issuers of annuity contracts are seeking clarification of the new regulations. You may want to discuss with your tax advisor the potential implication of these regulations before you purchase this annuity contract or purchase additional features under this annuity contract.


                                                                         X00429

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4.   References to the new advisers listed below replace references to the previous advisers listed below in the chart set forth in "Contract features and benefits" under "Portfolios of the Trusts" in each prospectus.

----------------------------------------------------------------------------------------------------------
 PORTFOLIO                       PREVIOUS ADVISER                      NEW ADVISER
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap    MFS Investment Management             Provident Investment Counsel, Inc
 Growth Portfolio
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap    The Boston Company Asset Management,  Wellington Management Company, LLP
 Value Portfolio                 LLC
----------------------------------------------------------------------------------------------------------



           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           1290 AVENUE OF THE AMERICAS
                                  NEW YORK, NY

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